Investment in SAFE (Details) - USD ($) $ in Millions	Jun. 30, 2026	May 31, 2026	Feb. 28, 2026	Dec. 31, 2025
Investment in SAFE [Abstract]
Equity securities, at cost	$ 7.0	$ 5.0	$ 1.0	$ 1.0
Investment of initial SAFEs				$ 7.0